Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2017
Interest Revenue (Expense), Net [Abstract]
Details of interest income

(1)	Interest income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Financial assets at FVTPL	63,143	63,408	53,348
AFS financial assets	389,443	339,518	239,030
HTM financial assets	418,065	360,054	307,965
Loans and receivables:
Interest on due from banks	81,117	75,021	83,325
Interest on loans	7,700,475	7,635,791	7,835,957
Interest of other receivables	45,992	38,520	31,062

Sub-total	7,827,584	7,749,332	7,950,344

Total	8,698,235	8,512,312	8,550,687

Details of interest expense

(2)	Interest expense recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Interest on deposits due to customers	2,888,529	2,547,142	2,380,263
Interest on borrowings	216,743	215,240	238,212
Interest on debentures	707,772	619,255	638,653
Interest expense on others	123,291	111,131	72,909

Total	3,936,335	3,492,768	3,330,037